Material Accounting Policies	12 Months Ended
Mar. 31, 2026
Material Accounting Policies [Abstract]
Material accounting policies

3. Material accounting policies

Financial instruments

Financial assets and financial liabilities, including derivatives, are recognized on the consolidated statements of financial position when the Company becomes a party to the financial instrument or derivative contract.

Summary of the Company’s classification and measurements of financial assets and liabilities:

Financial Assets and Liabilities	Classification	Measurement
Cash and cash equivalents	Amortized cost	Amortized cost
Restricted cash	Amortized cost	Amortized cost
Other receivables	Amortized cost	Amortized cost
Loan receivable	Amortized cost	Amortized cost
Investment in Psyence Labs Ltd	FVTPL	Fair value
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Derivative warrant liabilities	FVTPL	Fair value

Classification

The Company classifies its financial assets in the following measurement categories: i) those to be measured subsequently at fair value through profit or loss (“FVTPL”); ii) those to be measured subsequently at fair value through other comprehensive income (“FVOCI”); and iii) those to be measured at amortized cost. The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial liabilities are classified as those to be measured at amortized cost unless they are designated as those to be measured subsequently at FVTPL (irrevocable election at the time of recognition). For assets and liabilities measured at fair value, gains and losses are either recorded in net loss or other comprehensive income/(loss).

The Company reclassifies financial assets only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Amortized cost

This category includes financial assets that are held within a business model with the objective to hold the financial assets to collect contractual cash flows that meet the sole payments of principal and interest (“SPPI”) criterion. Financial assets and liabilities classified in this category are measured at amortized cost using the effective interest method.

Fair value through profit or loss

This category includes derivative instruments as well as quoted equity instruments which the Company has irrevocably elected, at initial recognition or transition, to classify at FVTPL. This category would also include debt instruments of which the cash flow characteristics fail the solely payments of principal and interest (“SPPI”) criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Financial assets and liabilities in this category are recorded at fair value with changes recognized in net loss. The Company records its financial liabilities including derivatives, convertible loans and promissory notes at FVTPL. Derivatives are mandatorily recorded at FVTPL, whereas the Company has elected to record convertible loans and promissory notes at FVTPL.

Financial assets at fair value through other comprehensive income

Equity instruments that are not held-for-trading can be irrevocably designated to have their change in fair value recognized through other comprehensive income/(loss)  instead of through net loss. This election can be made on individual instruments and is not required to be made for the entire class of instruments. Attributable transaction costs are included in the carrying value of the instruments.

Financial assets at fair value through other comprehensive income/(loss) are initially measured at fair value and changes therein are recognized in other comprehensive income/(loss).

Compound financial instrument and derivative liability

The Company determined that the warrants, including public warrants and the private warrants are derivative instruments and should be classified as a financial liability and are measured at FVTPL. Derivative and financial liabilities designated at FVTPL are carried subsequently at fair value with gains or losses recognized in net loss.

Each embedded derivative is measured and presented separately unless the whole hybrid financial instrument is designated as at FVTPL.

Measurement

All financial instruments are required to be measured at fair value on initial recognition, plus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at FVTPL are expensed in net loss. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.

Impairment of financial instruments

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets, other than financial assets measured at fair value through profit or loss. Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions and forecasts of future economic conditions. The Company applies the simplified approach for other receivables. Using the simplified approach, the Company records a loss allowance equal to the expected credit losses resulting from all possible default events over the assets’ contractual lifetime. The Company assesses whether there has been a significant increase in credit risk since initial recognition or a financial asset is credit-impaired at the reporting date. Regular indicators that a financial instrument is credit impaired include significant financial difficulties as evidenced through borrowing patterns or observed balances in other accounts and breaches of borrowing contracts such as default events or breaches of borrowing covenants. For financial assets with significant increase in credit risk since initial recognition and financial assets assessed as credit-impaired at the reporting date, the Company continues to recognize a loss allowance equal to lifetime expected credit losses. For financial assets measured at amortized cost, loss allowances for expected credit losses are presented in the statement of financial position as a deduction from the gross carrying amount of the financial asset. Financial assets are written off when the Company has no reasonable expectations of recovering all or any portion thereof.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and, when applicable, short-term, highly liquid deposits which are either cashable or with original maturities of less than three months at the date of their acquisition.

Restricted cash

Restricted cash comprises a collateral agreement with a major chartered bank in Canada with regards to a credit card facility against which the Company deposited in a guaranteed investment certificate with the bank.

Digital Assets

The Company holds digital assets in the form of cryptocurrencies, which are accounted for as intangible assets in accordance with IAS 38 – Intangible Assets. Although IAS 38 does not specifically address cryptocurrencies, management has determined that cryptocurrencies meet the definition of an intangible asset as they are identifiable, non-monetary assets without physical substance that are held for investment purposes and from which the Company expects future economic benefits.

The Company applies the revaluation model under IAS 38, whereby digital assets are carried at fair value at the revaluation date less any subsequent accumulated impairment losses. Fair values are determined by reference to quoted prices on active cryptocurrency exchanges, representing Level 1 inputs under the fair value hierarchy in accordance with IFRS 13 – Fair Value Measurement. Revaluations are performed at each reporting date to ensure the carrying amount does not differ materially from fair value.

Under the revaluation model, increases in carrying amount arising from revaluation are recognized in other comprehensive income and accumulated in a revaluation surplus within equity, except to the extent that they reverse a revaluation decrease previously recognized in profit or loss, in which case the increase is recognized in profit or loss. Decreases in carrying amount are recognized in profit or loss, except to the extent that they reverse a previously recognized revaluation surplus in equity, in which case the decrease is recognized in other comprehensive income.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or entities. A transaction is considered to be a related party transaction when there is transfer of resources or obligations between related parties.

Change in accounting policy

Pursuant to completion of the Business Combination Agreement and NASDAQ listing as explained in Note 1, on January 25, 2024, the Company decided to change the presentation currency of its consolidated financial statements from Canadian Dollars to United States Dollars.

The Board of Directors believe that US Dollar financial reporting provides more relevant presentation of the Company’s financial position, funding and treasury functions, financial performance and cash flows.

A change in presentation currency represents a change in accounting policy in terms of IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors, requiring the restatement of comparative information.

In accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates, the methodology followed in restating historical financial information from CDN $ to USD $.

The average and closing rates used in translating the historical financial information from CDN $ to USD $ for the various periods were as follows:

The closing rate used as at March 31, 2024 was $0.7380.

The average rate used for the year ended March 31, 2024 was $0.7415.

The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative reporting purposes, historical financial information has been translated to United States dollars which is disclosed in the tables below:

Change in presentation currency	March 31, 2023 Reported CAD $	Foreign Currency Translation	March 31, 2023 Restated USD $
EQUITY
Net equity	(271,275)	70,830	(200,445)
NET DEFICIT	(271,275)	70,830	(200,445)

Research and development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in the statements of net loss and comprehensive loss as incurred.

Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to complete development and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are expensed as incurred. Research and development expenses include all direct and indirect operating expenses supporting the products in development. The costs incurred in establishing and maintaining patents are expensed as incurred.

Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive as a result of a previous event, if it is probable that the Company will be required to settle the obligation and a reliable estimate can be made of the obligation. The amount recognized is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligations. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate of the expected future cash flows.

Foreign currency translation

The Consolidated Financial Statements are presented in USD $ which is the Company’s functional currency.

In each individual entity, a foreign currency transaction is initially recorded in the functional currency of the entity, by applying the exchange rate between the functional currency and the foreign currency at the date of the transaction.

At the end of the reporting period, monetary assets and liabilities of the Company which are denominated in foreign currencies are translated at the period-end exchange rate. Non-monetary assets and liabilities are translated at rates in effect at the date the assets were acquired, and liabilities incurred.

The resulting exchange gains or losses arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition, are included in the consolidated statements of net income/(loss) and comprehensive income/(loss) in the year in which they arise.

For the purpose of presenting these Consolidated Financial Statements, the assets and liabilities of the subsidiary are translated into USD $ at the exchange rates prevailing at the end of the reporting period. Income and expenses are translated at the average rates for the period. The differences from translating subsidiaries are recorded in reserves.

Income/(loss) per share

The Company presents basic and diluted income/(loss) per share data for its common shares. Basic income/(loss) per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share is determined by adjusting the income or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares, using treasury method for equity instruments and if-converted method for convertible debentures, warrants and share options issued.

Share-based compensation

The Company operates equity settled share-based remuneration plans for its eligible directors, officers, employees and consultants. All goods and services received in exchange for the grant of any share-based payments are measured at their fair value unless the fair value cannot be estimated reliably. If the Company cannot estimate reliably the fair value of the goods and services received, the Company shall measure their value indirectly by reference to the fair value of the equity instruments granted. For transactions with employees and others providing similar services, the Company measures the fair value of the services by reference to the fair value of the equity instruments granted. Equity settled share-based payments under share-based payment plans are ultimately recognized as an expense in profit or loss with a corresponding credit to contributed surplus, in equity. If vesting periods or other vesting conditions apply, the expense is allocated over the vesting period, based on the best available estimate of the number of share options expected to vest. Non-market vesting conditions are included in the assumptions about the number of options that are expected to become exercisable. Estimates are subsequently revised if there is any indication that the number of share options expected to vest differs from the previous estimate. Any cumulative adjustment prior to vesting is recognized in the current period. No adjustment is made to any expense recognized in prior period if share options ultimately exercised are different to that estimated on vesting. Market conditions are considered in the estimate of the fair value of share-based compensation on a grant date.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and that the Company will comply with all conditions attached to the grant.

The Company participates in the Australian Federal Government’s Research and Development Tax Incentive Program, which provides a rebate of up to 43.5% on eligible research and development expenditures incurred in Australia. The rebate is treated as a government grant in accordance with IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, and is recognized as other income when the conditions of the program are satisfied and receipt of the rebate is reasonably assured.

Income taxes

Income tax comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in shareholders’ equity, in which case the income tax is also recognized directly in equity or other comprehensive income.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted at the end of the reporting period, and any adjustments to tax payable in respect of previous years. Current tax assets and current tax liabilities are only offset if a legally enforceable right exists to offset the amounts and the Company.

Deferred tax is recognized in respect of all qualifying temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. Deferred income tax is determined on a non-discounted basis using the tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are offset when there is a legally enforceable right to offset tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Investment in Associate

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s investment in its associate is accounted for using the equity method. Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately. The consolidated statement of net income/(loss) and comprehensive income/(loss) reflects the Company’s share of the results of operations of the associate. Any change in other comprehensive income of those investees is presented as part of the Company’s other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes, when applicable, in the consolidated statement of changes in shareholders’ equity. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate. The aggregate of the Company’s share of operating results of an associate is shown on the face of the consolidated statement of net income/(loss) and comprehensive income/(loss) and represents net income or loss after tax and non-controlling interests in the subsidiaries of the associate. The consolidated financial statements of the associate are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company. The Company’s share of an associate’s losses that are in excess of its investment in the associate are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss in the consolidated statement of operations and comprehensive loss.

Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in the consolidated statement of net income/(loss) and comprehensive income/(loss).

Investment in PsyLabs

As at March 31, 2025, the Investment in PsyLabs was accounted for as a financial instrument through FVTPL with changes in fair value recorded in the Consolidated Statement of Net Income/(Loss) and Comprehensive Income/(Loss).

Accounting Standards Effective January 1, 2024 and issued but not yet effective

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 – Presentation and Disclosure in Financial Statements which will replace IAS 1, Presentation of Financial Statements. The key new concepts introduced in IFRS 18 relate to the structure of the statement of earnings (loss), required disclosures in the financial statements for certain earnings or loss performance measures that are reported outside an entity’s financial statements and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027, and also applies to comparative information. The Company is still in the process of assessing the impact of this standard on its consolidated financial statements.

Amendments to the Classification and Measurement of Financial Instruments (“Amendments to IFRS 9 and IFRS 7”)

In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7 which clarify the date of recognition and derecognition of some financial assets and liabilities with a new exception for some financial liabilities settled through an electronic cash transfer system, clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion, add new disclosures for certain instruments with contractual terms that can change cash flows such as instruments with features linked to the achievement of environment, social and governance targets; and update the disclosures for equity instruments designated at FVOCI. Amendments to IFRS 9 and IFRS 7 is effective for periods beginning on or after January 1, 2026, with early adoption permitted. The Company is still in the process of assessing the impact of this standard on its consolidated financial statements.